Filed Pursuant to Rule 497(a)
File No. 333-166636

Participating in Corporate    Business Development Corporation of America Business Development Business Development Corporation of America Business Development Business Development    Realty Capital Securities, LLC (Member FINRA/SIPC) is the dealer manager for Business Development Corporation of America, Inc., an affiliate. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America, including risks, charges and expenses, refer to our prospectus. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. [INSERT DATE HERE ]

Participating in Corporate    The following is a summary of risk factors for Business Development Corporation of America. A more detailed description of the associated risks is found in the prospectus.   o We intend to invest primarily in senior secured term loans, second lien loans and mezzanine debt and selected equity investments issued by private companies. For our senior secured and second lien loans, the collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal. Mezzanine debt investments are typically unsecured, and investing in mezzanine debt may involve a heightened level of risk, including a loss of principal or the loss of the entire investment. o This is our initial public offering, and no public trading market exists for our shares. We do not currently intend to list our shares on an exchange and do not expect a public trading market to develop for the shares in the foreseeable future, although we intend to explore a potential liquidity event between five and seven years following the completion of our offering stage. If you purchase shares you will likely have limited ability to sell your shares. o We have not identified specific investments that we will make with the proceeds from this offering, and you will not have the opportunity to evaluate our investments prior to purchasing shares of our common stock. o We are a new company and have no operating history. o We intend to qualify as a regulated investment company, or RIC, under Subchapter M of the Internal Revenue Code of 1986, but may fail to do so. o Current market conditions have impacted debt and equity capital markets in the United States, and we do not expect these conditions to improve in the near future. This may affect our ability to borrow for investment purposed, and may therefore adversely affect our ability to achieve our investment objective. o Price declines in the large corporate leveraged loan market may adversely affect the fair value of our syndicated loan portfolio, reducing our net asset value through increased net unrealized depreciation. o Our ability to achieve our investment objectives depends s. If our Adviser were to lose any members of its senior management team, our ability to achieve our investment objectives could be significantly harmed.   5/20/2011 2

Participating in Corporate      Risk Factors   o Distributions are subject to approval by the Board of Directors. They are not guaranteed, and are subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may pay distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources. There is a risk that we may not be able to pay distributions, and that distributions may not grow over time. In addition, our distributions to our stockholders may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, a portion or all of the distributions that we pay may represent a return of capital to you which will lower your tax basis in your shares and reduce the amount of funds we have for investment in targeted assets. o A significant portion of our investment portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there is and will be uncertainty as to the value of our portfolio investments. o BDCA Advisor, its affiliates and Main Street Capital Corporation face conflicts of interest regarding compensation, investment opportunities and management resources. o Because our business model depends to a significant extent upon relationships with private equity sponsors, investment banks, and commercial banks, the inability of our Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business. o Borrowing funds to make investments will expose us to the risk of leverage, increasing the potential for gain or loss on amounts invested. Leverage increases the volatility of investments by magnifying the potential for gain and loss on amounts invested. o We may face increasing competition for investment opportunities, which could delay deployment of our capital, reduce returns and result in losses. o Our board of directors may change our operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse. However, our board of directors may not withdraw our election to be treated as a business development company without stockholder approval. o Economic recessions or downturns such as the one we are currently experiencing could impair our portfolio companies and harm our operating results. o An investment strategy focused primarily on privately held companies presents certain challenges, including the lack of available information about these companies.   5/20/2011 3

  Participating in Corporate    Business Development Corporation of America Business Development Corporation America    Business Development Corporation of America Business Development Business Development Corporation of America Business Development Business Development

  Participating in Corporate    o A non-traded income and growth fund that invests in   “Our ultimate goal  the debt and equity of   financial foundations that will position   private companies   these companies    throughout the United Vince Foster, CEO, Main Street Capital Corporation   States.  5/20/2011 5

Participating in Corporate    Structure   Structure  Structure   Structure   Structure   Structure   Structure   Structure Structure   Structure   Structure   Structure Structure   Structure   Structure   Structure Structure   Structure   Structure   Structure

  Participating in Corporate    What is a Business Development Company?   Existing BDC Marketplace   Mutual  1940 1960 REITs 1980 BDCs   Funds Publicly Traded Market (1) o $17 Billion Market Cap o Approx. 28 Companies o Created by Congress in 1980 to help private companies obtain o $10 Million to $3 Billion access to debt Market Cap o Regulated by the Investment Company Act of 1940   Public, Non-Traded BDCs o Total Equity Offerings: o Pay out at least 90% of its taxable income in the form of distributions $4.5 Billion o 3 Companies o Can either be traded or non-traded    (1)Stifel Nicolaus Weisel Financial Institutions Investment Banking Group.   “Weekly BDC Market   January 21, 2011. Note: SNWF does not  report on all the    5/20/2011 7

BDCA
Business Development Corporation of America
Participating in Corporate America's Growth

Publicly Traded BDCs

- American Capital Ltd (ACAS)
- Apollo Investment Corporation (AINV)
- Ares Capital corporation (ARCC)
- BlackRock Kelso Capital Corporation (BKCC)
- Capital Southwest Corporation (CSWC)
- Gladstone Capital Corporation (GLAD)
- Harris & Harris Group, Inc. (TINY)
- Hercules Technology Growth Capital, LLC (HTGC)
- Kayne Anderson Energy Development Co. (KED)
- KKR Financial Holdings, LLC
- Kohlberg Capital Corporation (KCAP)
- **Main Street Capital Corporation (MAIN)**
- MCG Capital Corporation (MCGC)
- Medallion Financial Corporation (TAXI)
- MVC Capital Inc. (MVC)
- NGP Capital Resources Co. (NGPC)
- PennantPark Investment Corporation (PNNT)
- Prospect Capital Corporation (PSEC)
- TICC Capital Corp. (TICC)
- Tortoise Capital Resources Corp. (TTO)
- Triangle Capital Corp. (TCAP)

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Participating in Corporate    BDC’s vs. -Traded REITsNon  Non-Traded BDC Non-Traded REIT   Underlying Investments Private Debt and Equity Real Estate   SEC Registered Yes Yes Standard SEC Reporting Yes Yes Non-Listed Yes Yes Form 1099 Tax Reporting Yes Yes Externally Advised Yes Yes Pay Monthly Distribution Yes Yes Distribute 90% of income to shareholders Yes Yes Must comply with Sarbanes-Oxley Yes Yes Periodic Redemptions Yes Yes Exit Strategy: List/Merge/Liquidate Yes Yes   Despite being similar in some aspects, significant differences exist between BDCs and non-traded REITs. An investor should not rely on this summarized comparison when making an investment decision.   5/20/2011 9

  Participating in Corporate    Focus   Investment Focus   Investment Focus Focus Investment Focus   Focus   Investment Focus   Focus   Investment Focus   Focus   Investment Focus   Focus   Investment Focus   Focus   Investment

Participating in Corporate    Investment Strategy   5/20/2011 11

  Participating in Corporate    Capital Structure   BDCA has the flexibility to invest in all components of the capital structure in order to take advantage of changing market conditions.   5/20/2011 12

  Participating in Corporate    Senior Secured Loans   o Debt obligations of public and private corporations o Originated by banks and other financial institutions Loan Market o Can trade in the over-the-counter market o Yields reset to the floating rate LIBOR benchmark Approximately a o Secured by first lien on assets of the company $1Trillion Market* o Can be floating or fixed rate    Second Lien Loans   o Same characteristics as Senior Secured Loans, but junior to  senior debt    Mezzanine Loans   o Private company equivalent of high yield bonds  o Can be fixed or floating rate  o May include a portion of the issuers equity at no additional    cost ”free warrants” -investment rightsor equity co *Thompson Reuters. January 2011.   5/20/2011 13

  Participating in Corporate    Comparison of Senior Secured Loans to Other Corporate Debt  Investment Grade Senior Secured Loans High Yield Bonds Corporate Bonds   Security Secured Assets Generally unsecured Generally Unsecured   Interest Rate Floating Fixed Fixed   Equal Claim with Other Priority Paid in Full Before Bonds Subordinate to Senior Creditors   Recovery on Default High (70%)1 Low (30-40%)1 N/A3   BDCA has the flexibility to invest in all components of the capital structure in order to take advantage of changing market conditions.   1 “A case of Senior Secured Loans.” The Loan 2 Investment Grade Syndication Corporate Bonds are typicallyand Trading downgraded prior to default.   5/20/2011 14

 Participating in Corporate    Senior Secured Loans: Low Correlation to Other Asset Classes (October 1997-October 2010)   Senior Secured Investment Grade  10-Yr Treasuries S&P 500  Loans Corp Bonds  Senior Secured Loans 1.00 -0.36 0.41 0.36  10-Yr Treasuries 1.00 -0.21 0.61  S&P 500 1.00 0.24  Investment Grade 1.00  Corp Bonds    BDCA has the flexibility to invest in all components of the capital structure in order to take advantage of changing market conditions.   Source: S&P/LSTA Leveraged Loan Index. October 2010 Review.  5/20/2011 15

  Participating in Corporate    Strategy   Management Management Team and Strategy   Strategy Team and Strategy   Management Team and Management   Management Strategy   Management Strategy   Strategy Team and Strategy   Management Team and Management   Management

  Participating in Corporate    Main Street Capital Corporation   o Manage successful publicly- traded BDC (NYSE: MAIN)   o Corporate debt investment focus with a specialization in loan origination o Long-standing industry relationships Senior management averages  25 years of experience.   5/20/2011 17

  Participating in Corporate    Core Investment Strategy*   o Concentrate on lower Middle-Market companies o Employ disciplined underwriting policies and rigorous portfolio management o Focus on long-term credit performance and principal protection o Originate new loans with equity participation o Purchase existing loans in over-the-counter market o Diversify by industry and borrower    by industry and borrower will be *There can be no assurance that BDCA will be able to accomplish these investment strategies. The ability to diversifydependent on the amount that BDCA is able to raise in the offering. If the company   is not able to raise a significant amount in the offering, its ability to diversify by industry and borrower will be reduced.   5/20/2011 18

  Participating in Corporate    Private Company Life Cycle Risk/Return Spectrum   High Seed    Start-Up   Return Expansion  Mature   Low   Low Risk High   5/20/2011 19

  Participating in Corporate    Illustrative Industry Diversification   o Professional services o Industrial services o Metal fabrication o Consumer products o Industrial equipment o Media/Marketing o Equipment rental o Agricultural services o Information services o Custom wood products o Manufacturing o Governmental services o Transportation/Logistics o Health care products o Electronics manufacturing o Infrastructure products o Restaurant   5/20/2011 20

  Participating in Corporate    Investment Criteria  Investment Size:   $1 million to $25 million   Middle Market Companies Defined as:   1. Annual revenues between $10 million and $1 billion   2. EBITDA between $3 million and $75 million   Transaction Types:   1. Management buyouts   2. Leveraged buyouts    3. Recapitalizations   4. Growth and acquisition financings   Investments:   1. Senior secured and unsecured loans   2. Second lien loans and mezzanine loans   3. Equity investments, including common equity and warrants   5/20/2011 21

  Participating in Corporate    Opportunity   Market   Market  Market Opportunity   Opportunity   Market Opportunity   Opportunity   Market   Market   Opportunity Opportunity   Market Opportunity   Opportunity   Market   Market   Opportunity

  Participating in Corporate    Market Drivers Unique  opportunity   o Fewer Lenders*   o Large Borrower Pool Participate    in Corporate   o Economic Recovery will Stimulate Borrowing    America’s  o All-Time Low Interest Rates Growth o Discount Loans for Sale   * Fewer lenders in the marketplace is not an indication that BDCA will not compete with other   BDC’s and private equity funds.   5/20/2011 23

  Participating in Corporate    New Issue Loan Volume   This decline in lending has led to significant opportunity to newly originate middle market loans as well as refinance the existing debt of companies at attractive yields.   $750B  535 480 $500B  295 256 265  243 229 $250B  185 166  139 139 157 77  $0B  1998 1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010  Institutional Bank Held  * Bank Held, known as Pro Rata, currently represents about 25-30% of the new issue market and is the segment the banks are holding. The term loans are issued with a commitment to fund a revolver (on a pro rata basis among the banks.    Source: Standard & Poors, 2010   5/20/2011 24

  Participating in Corporate    Interest Rates are at All Time Lows  20  18   Bank Prime Loan Rate If rates were to rise, 16 investments in  floating rate debt 14 should help mitigate against interest rate   12 Rates risk.  10  Interest  3-Month U.S. LIBOR   8 6 4  2  Federal Funds Rate   0  Year Source: Standard & Poors, 2010.   There is no guarantee that BDCA’s investment in floating ditionally, BDCA could be exposed to interest rate risk as a change in rates could negatively impact its cost of capital and net investment income.  5/20/2011 25

  Participating in Corporate    Attractive Pricing in the Loan Market   Current pricing in the loan market is still not back to par value,   110  indicating attractive pricing for buyers.  100  Index  90  Pricing  80  Actual  70 60 50  Source: S&P, LSTA Leverage Loan Index, June 2010.   5/20/2011 26

  Participating in Corporate    Potential Investor Benefits   o Attractive Yield o Capital Appreciation o Reduced Interest Rate Risk o Reduced Credit Rate Risk o Low Correlation to Other Asset Classes   5/20/2011 27

  Participating in Corporate    Business Development Corporation of America in Review   o Access to Private Company Debt & Equity o Asset Class Flexibility o Attractive Yield and Capital Appreciation Potential o Reduced Interest Rate Risk and Credit Risk o Mutes Daily Market Volatility o Low Correlation to Traditional Fixed Income and Equity Investments o Regulatory Comfort of Being Governed    5/20/2011 28

  Participating in Corporate    Offering Details     Offering Size: $1.5 Billion  Initial Price Per Share: $10.00 Minimum Initial Investment: $1,000     Suitability: Gross Annual Income: 70,000/Net     worth of $70,000 or Net Worth of      250,000. (Suitability requirements may differ in     certain states, including: AL, AZ, CA, ID, IA, KS, KY,     ME, MI, NE, NJ, ND, OH, OK, OR and TN   For     additional information, please consult the current     prospectus.)    Distribution Reinvestment Plan: $9.50 per share    5/20/2011 29

  Participating in Corporate    For more information on Business Development Corporation of America, please contact your financial professional.  Broker Dealers Inquiries   Realty Capital Securities, LLC Three Copley Place, Suite 3300 Boston, MA 02116 | 877-373-2522   All Other Inquiries   Business Development Corporation of America 405 Park Avenue, 15th Floor New York, NY 10022 | 212-415-6500 www.BDCofAmerica.com